Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
19.	Earnings Per Share

Basic loss or earnings per common share (“EPS”) have been calculated by dividing net (loss) income attributable to common stockholders by the weighted average shares of Class A common stock outstanding during each respective period. Diluted EPS reflects the potential reduction in EPS using the treasury stock method to reflect the impact of common stock equivalents if stock options were exercised, restricted awards were to vest and preferred stock were to convert to Class A common stock.

The Series A Preferred Stock are participating securities and as a result the Company is required to calculate EPS under a two class method whereby earnings are allocated to Class A common stock and Series A Preferred Stock as if all of the earnings for the year had been distributed. Since the Company recorded a net loss from continuing operations for the year ended December 31, 2012 the impact of the two class method would be antidilutive. The calculation of diluted EPS excludes the potential conversion of Series A Preferred Stock into Class A common stock and excludes options, restricted awards and Series A Preferred Stock that could potentially dilute EPS in the future but were antidilutive for the periods presented. The number of such options excluded was approximately 2.5 million, 1.9 million and 2.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. The number of such restricted awards and shares of Series A Preferred Stock (on an as converted basis) excluded was approximately 3.9 million and 77.7 million, respectively, for the year ended December 31, 2012. The computation of diluted shares can vary among periods due in part to the change in the average price of the Company’s Class A common stock.

The following is a reconciliation of the numerators and denominators of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012		2011		2010
	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /
	NET (LOSS)	SHARES	NET INCOME	SHARES	NET INCOME	SHARES
Net (loss) income from continuing operations	$(266,596)		$132,416		$108,263
Dividend on convertible preferred shares	(2,268)		—		—
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)		—		—

Net (loss) income attributable to common stockholders and shares used in basic calculations	$(642,228)	119,376	$132,416	91,490	$108,263	90,167
Effect of dilutive stock based awards		—		3,523		4,280

(Loss) Income and shares used in diluted calculations	$(642,228)	119,376	$132,416	95,013	$108,263	94,447

Basic (loss) earnings per share		$(5.38)		$1.45		$1.20

Diluted (loss) earnings per share		$(5.38)		$1.39		$1.15